Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting

Note 18 - Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

The Group has three primary operating segments (1) futures and securities brokerage services, (2) insurance brokerage services and (3) market making (CFD) trading and other business. The Group’s futures and securities brokerage segment generates commissions income by enabling customers to trade in futures and securities markets throughout the world. The Group’s insurance brokerage segment generates commissions by providing insurance brokerage services to high-net-worth individuals. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group experiences trading gains and losses from such market making (CFD trading) activities. The Group also generated income in an aggregate of approximately $211,000 from TRS trading business in 2020 including the commission income from the securities trading and interest income from the loan to customers, which was included in market making (CFD) trading and other business in 2020. The other segment houses the Group’s proprietary trading activities in investment securities, futures and derivatives, manages the deployment of capital throughout the group, and also includes executive management functions and corporate overhead.

	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2020

Revenue	$2,029,669	$959,299	$7,034,447	$206,720	$10,230,135

Commissions and fees	1,316,800	413,351	115,843	—	1,845,994
Compensation and benefits	1,110,192	256,529	—	2,436,072	3,802,793
Occupancy	—	277,414	6,600	399,146	683,160
Communication and technology	455,323	5,160	643,630	349,937	1,454,050
General and administrative	55,028	48,210	243,172	1,917,908	2,264,318
Professional fees	26,690	16,813	278,719	1,243,612	1,565,834
Service fees	—	—	314,342	519,522	833,864
Interest	—	—	52,240	130,917	183,157
Depreciation	13,000	4,128	—	23,428	40,556
Marketing	222	222	166,013	484,867	651,324
Payment service charge	—	—	245,030	—	245,030
Other operating expenses	—	—	—	11,464	11,464

	2,977,255	1,021,827	2,065,589	7,516,873	13,581,544

Income (loss) from operations	$(947,586)	$(62,528)	$4,968,858	$(7,310,153)	$(3,351,409)

Total segment assets	$4,624,325	$213,495	$14,636,139	$3,432,110	$22,906,069

	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2019
Revenue	$2,215,867	$2,648,141	$12,843,574	$819,268	$18,526,850

Commissions and fees	1,526,852	1,506,223	322,130	—	3,355,205
Compensation and benefits	1,154,378	334,964	—	941,294	2,430,636
Occupancy	202,467	198,637	1,200	189,632	591,936
Depreciation	26,845	4,087	—	21,920	52,852
Interest	—	—	—	731,812	731,812
Communication and technology	469,818	7,269	343,556	2,790	823,433
General and administrative	72,403	69,765	140,598	409,882	692,648
Professional fees	7,369	702	118,929	634,238	761,238
Marketing	2,608	—	51,714	1,056	55,378
Service fees	—	—	119,711	265,129	384,840
Payment service charge	—	—	355,585	—	355,585
Other operating expenses	5,739	—	—	4,724	10,463
	3,468,479	2,121,647	1,453,423	3,202,477	10,246,026
Income (loss) from operations	$(1,252,612)	$526,494	$11,390,151	$(2,383,209)	$8,280,824
Total segment assets	$4,823,056	$352,377	$5,307,525	$2,935,390	$13,418,348

Year ended December 31, 2018
Revenue	$2,066,354	$5,378,679	$—	$(876,770)	$6,568,263

Commissions and fees	1,293,577	4,157,668	—	20,357	5,471,602
Compensation and benefits	882,887	363,523	—	392,878	1,639,288
Occupancy	420,732	1,021	—	126,578	548,331
Depreciation	26,487	4,086	—	2,170	32,743
Interest	-	-	—	118	118
Communication and technology	505,152	4,596	—	78,605	588,353
General and administrative	85,208	93,880	—	360,685	539,773
Professional fees	21,081	28,710	—	178,207	227,998
Marketing	8,736	185,019	—	2,178	195,933
Service fees	—	—	—	53,592	53,592
Other operating expenses	3,063	1,359	—	10,984	15,406
	3,246,923	4,839,862	—	1,226,352	9,313,137
Income (loss) from operations	$(1,180,569)	$538,817	$—	$(2,103,122)	$(2,744,874)
Total segment assets	$12,243,072	$370,114	$—	$3,059,575	$15,672,761